Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

First High-School Education Group Co., Ltd. (the “Company”) was incorporated as an exempted company with limited liability in the Cayman Islands on September 19, 2018. The Company, its subsidiaries and its consolidated variable interest entity and its subsidiaries (“VIEs”) (collectively as the “Group”) are principally engaged in the provision of full spectrum private fundamental education and complementary education services, including middle and high school and tutorial school in the People’s Republic of China (the “PRC”). The Company completed its initial public offering (“IPO”) on the New York Stock Exchange on March 11, 2021. Prior to January 12, 2021, the Company was wholly-owned by Long-Spring Education Group (the “Parent”). Upon completion of the corporate restructuring on January 12, 2021, Long-Spring Education Group ceased to be the parent company of the Group.

As of December 31, 2021, the Company’s subsidiaries and consolidated VIEs are as follows.

			Equity interest
	Place of	Date of	attributable to	Principal
Name	establishment	establishment	the Group	activities
Wholly owned subsidiaries
First High-School Education Group (BVI) Limited (“First High-School BVI”)	BVI	September 20, 2018	100%	Investment holding
First High-School Group Hong Kong Limited (“First High-School HK”)	Hong Kong	September 28, 2016	100%	Investment holding
Yunnan Century Long-Spring Education Technology Co., Ltd. (“Yunnan WFOE”)	The PRC	October 31, 2016	100%	Management consulting service
Yunnan Long-Spring Logistics Service Co., Ltd.	The PRC	September 16, 2015	100%	Education and management service

			Percentage of
			direct and
			indirect
	Place of	Date of	economic	Principal
Name	establishment	establishment	interest	activities
VIEs:
Long-Spring Education Holding Group Limited	The PRC	September 20, 2011	100%	Management service
Beijing Hengyue Education Technology Co., Ltd.	The PRC	July 11, 2017	100%	Management service
Beijing Hualing International Human Resources Co., Ltd	The PRC	December 5, 2016	100%	Management service
Ordos Hengyue Education Technology Co., Ltd.	The PRC	July 8, 2017	100%	Investment holding
Ordos Hengshui Experimental High School	The PRC	August 4, 2017	100%	Formal education services*
Yunnan Zhongchuang Education Tutorial Academy	The PRC	August 28, 2012	100%	Tutorial services
Kunming Xishan Long-Spring Experimental Secondary School	The PRC	April 4, 2014	100%	Formal education services*
Kunming Chenggong Long-Spring Experimental Secondary School	The PRC	July 23, 2015	100%	Formal education services*
Yunnan Hengshui Experimental Secondary School—Xishan School	The PRC	July 1, 2016	100%	Formal education services*
Yiliang Long-Spring Experimental Secondary SchoolYunnan	The PRC	July 11, 2016	100%	Formal education services*
Yunnan Long-Spring Foreign Language Secondary School Dianchi Resort District School	The PRC	April 18, 2017	100%	Formal education services*

			Percentage of
			direct and
			indirect
	Place of	Date of	economic	Principal
Name	establishment	establishment	interest	activities
VIEs:
Qujing Hengshui Experimental Secondary School	The PRC	July 18, 2017	100%	Formal education services*
Yunnan Yuxi Hengshui Experimental High School	The PRC	August 3, 2017	100%	Formal education services*
Kunming Guandu Hengshizhong Education Tutorial School Co., Ltd.	The PRC	January 10, 2019	100%	Tutorial services
Xinping Long-Spring Advanced Secondary School Co., Ltd.	The PRC	July 5, 2019	100%	Formal education services*
Shanxi Long-Spring Enterprise Management Co., Ltd.	The PRC	June 20, 2019	56%	Investment holding
Datong Hengshi Gaokao Tutorial School	The PRC	June 20, 2019	56%	Tutorial services
Xishuangbanna Long-Spring Experimental Secondary School Co., Ltd.	The PRC	July 20, 2020	100%	Formal education services*
Guizhou Long-Spring Century Technology Co., Ltd.	The PRC	June 17, 2020	100%	Management consulting service
Guizhou Hengshizhong Technology Co., Ltd.	The PRC	July 1, 2020	56%	Management consulting service
Yunnan Lihua Education Technology Co., Ltd.
Zhenxiong Bainian Long-Spring Technology Co., Ltd.	The PRC	July 2, 2020	56%	Management consulting service
Zhenxiong Long-Spring Advanced Secondary School	The PRC	September 1, 2020	56%	Formal education services*
Qiubei Long-Spring Experimental Secondary School	The PRC	July 21, 2020	100%	Formal education services*
Wenshan Long-Spring Experimental Secondary School	The PRC	August 3, 2020	56%	Formal education services*
Mengla Long-Spring Experimental Secondary School	The PRC	September 4, 2020	100%	Formal education services*
Kunming Chenggong Times Giant Tutorial School Co., Ltd.	The PRC	August 24, 2018	100%	Tutorial services
Beijing Yigao Education Technology Co., Ltd.	The PRC	March 18, 2021	100%	Management consulting service
Zhengzhou Hengshi Hengzhong Education Technology Co., Ltd.	The PRC	June 10, 2021	70%	Investment holding
Shenyang Century Long-Spring Technology Co., Ltd.	The PRC	May 12, 2021	70%	Investment holding
Xiamen Hengshi Education Technology Co., Ltd.	The PRC	June 07, 2021	60%	Investment holding
Shenzhen Hengshi Education Technology Co., Ltd.	The PRC	May 27, 2021	60%	Investment holding
Chongqing Hengshi Education Technology Co., Ltd.	The PRC	February 26, 2021	100%	Investment holding
Sichuan Century Long-Spring Technology Co., Ltd.	The PRC	December 30, 2020	100%	Investment holding
Mengzi Bainian Long-Spring Education Technology Co., Ltd.	The PRC	February 8, 2022	100%	Investment holding
Panzhihua Bainian Long-Spring Education Technology Co., Ltd.	The PRC	January 11, 2022	100%	Investment holding
Yunnan Hengshun Property Service Co., Ltd.	The PRC	October 18, 2018	100%	Tutorial services
Zunyi Hengshi Education Technology Co., Ltd.	The PRC	May 19, 2021	100%	Investment holding
Yunnan Long-Spring Education Holding Group Hengshui Experimental Middle School Management Co., Ltd	The PRC	December 24, 2020	100%	Management consulting service
Shaanxi Century Changshui Education Technology Co., Ltd.	The PRC	January 11, 2021	100%	Investment holding
Shaanxi Hengshi Hengzhong Education Technology Co., Ltd.	The PRC	March 08, 2021	51%	Management consulting service
Beijing Long-Spring Weilaijia Education Technology Co., Ltd.	The PRC	March 26, 2020	51%	Management consulting service
Kunming Long-Spring Weilaijia Education Technology Co., Ltd.	The PRC	May 31, 2021	51%	Management consulting service

*	Formal education services include middle, high and international school services.